Commitments and Contingencies (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 22, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Lease expiration date				Aug. 31, 2018		Aug. 31, 2018
Brian Tepfer and Scott Tepfer [Member] | Investment Fund ("Purchaser")
Number of shares sold	500,000
Shares sold (in dollars per share)	$ 1.00
Brian Tepfer and Scott Tepfer [Member] | Investment Fund ("Purchaser") | Stock Options [Member]
Number of shares sold	500,000
Shares sold (in dollars per share)	$ 1.00
Management Incentive Compensation Plan ("Incentive Plan") [Member]
Amount of bonus earned		$ 180,000		$ 180,000		$ 104,183
Amount of earned bonus paid						52,092
Management Incentive Compensation Plan ("Incentive Plan") [Member] | Accrued Expense [Member]
Amount of earned bonus paid				$ 90,000		$ 52,000
Warehouse and Office [Member]
Lease expiration date				Sep. 30, 2021		Sep. 30, 2021
General and Administrative Expense [Member]
Rent expense		$ 86,000	$ 63,000	$ 260,000	$ 149,000	$ 235,000	$ 100,000